DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Additional Information (Detail) - USD ($)	1 Months Ended					12 Months Ended
	May 29, 2019	May 22, 2019	Mar. 21, 2019	Jun. 30, 2017	Jun. 23, 2017	Mar. 31, 2019	Mar. 31, 2018
Sale of stock, number of shares issued in transaction						1,187,532	14,375,000
Class of warrant or right, exercise price of warrants or rights					$ 11.50
Conversion of Stock, Description				Each holder of a right will receive one-tenth (1/10) of one ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination.	Each Unit consists of one Public Share, one right and one redeemable warrant ("Public Warrant"). Each right will convert into one-tenth (1/10) of one ordinary share. Each Public Warrant entitles the holder to purchase one-half (1/2) of one ordinary share at an exercise price of $11.50 per whole share.
Sale of stock, price per share					$ 11.50
Stock redeemed during period			13,187,468
Payment for redemption of ordinary shares			$ 136,900,000			$ 136,914,634
Dissolution expenses					$ 50,000
Shares issued, price per share					$ 10.10
Capital raised through purchase of shares							$ 5,612,500
Common stock purchase price				$ 10.00
Cash held out side trust						30,000
Assets held-in-trust, noncurrent						12,357,980	$ 146,350,150
Interest income (expense), net						364,000
Investment company, distributable earnings (loss), accumulated capital loss carryforward						$ 1,500,000
Subsequent Event [Member] | Subscription Agreement [Member] | Dermtech [Member]
Right to receive an aggregate of shares of the company	16,000,000
Subsequent Event [Member] | Subscription Agreement [Member] | Pipe Shares [Member]
Capital raised through purchase of shares		$ 20,000,000
Agrgate no of shares to purchase		6,153,847
Common stock purchase price		$ 3.25
IPO [Member]
Sale of stock, number of shares issued in transaction					14,375,000
Class of warrant or right, exercise price of warrants or rights					$ 14,375,000
Sale of stock, price per share					$ 10.00
Private Placement [Member]
Sale of stock, number of shares issued in transaction					561,250
Capital raised through purchase of shares					$ 5,612,500
IPO and Private Placement [Member]
Sale of stock, price per share					$ 10.10